Project or Worker Photo [Fund Name] [Date], 2026 1

Summary of the HIT Presenters ▪ $7.4 billion in assets ▪ Opened doors in 1984 – established to encourage and assist development of lower income housing while creating employment for the construction trades ▪ Specialize in debt financing for the development and preservation of affordable housing projects ▪ Union construction jobs creation – 100% union labor requirement ▪ Competitive fixed income returns relative to its benchmark, the Bloomberg US Aggregate Bond Index ▪ SEC - registered mutual fund under Investment Company Act of 1940 As of March 31, 2026 [NAME] [TITLE] [BRIEF BIO] [NAME] [TITLE] [BRIEF BIO] [NAME] [TITLE] [BRIEF BIO] [NAME] [TITLE] [BRIEF BIO] 2

HIT’s Long History o f Impact Investing, 1984 - present *Source: HIT, based on HIT and HIT subsidiary Building America CDE, Inc. project data. Data is since inception, current as of March 31 , 202 6 . Projects – 93% housing 632 Housing projects include affordability 92% Housing units 132,001 Cities represented across 31 states and DC 212 Invested or allocated $11.7 B Total development cost $23.7 B Total economic impacts $52.7 B Hours of on - site union construction work created 217.0 M 3

*Source: HIT, based on HIT and HIT subsidiary Building America CDE, Inc. project data. Data is current as of March 31, 2026. Projects – 82% housing 38 Housing projects with affordability 77% Housing units 5,439 Cities represented across 11 states 26 Invested or allocated $1.0 B Total development cost $2.7 B Total economic impacts $6.0 B Hours of on - site union construction work created 23.0 M HIT’s Projects Currently in Construction , as of March 31, 2026 4

HIT’s [Geographic Market] Impacts Since Inception in 1984 through [DATE, 2026]* * Includes projects receiving NMTC allocations by HIT subsidiary Building America CDE, Inc. Job and economic impact figures are estimates calculated using IMPLAN, an input - output model, based on HIT and Building America project data. The data is current as of March 31, 2026. Economic impact data is in 2025 dollars and all oth er figures are nominal. Building America is a portfolio investment of the HIT but, unless otherwise noted, its underlying projects are not held in the HIT’s portfolio. Projects [#] Housing units [#] Affordable units ([ XX%] ) [#] Invested [#] Total development cost [#] Total economic impacts [#] Hours of on - site union construction work created [#] Jobs across industries [#] Wages and benefits [#] Local, state and federal tax revenue [#] The Amp at Flat 9 Whittier Boston, MA Insert Photo Here [Project Name] [Project City, State] 5

[Project Name, City, State] Phase 3 Phase 3C Phase 1 Image Source: Google Earth. Old Colony Redevelopment Aerial View [Name] - [#] affordable units $[##] Total Development Cost: $[##] HIT Investment: [##] Hours of Union Construction Work: I nsert Photo Here [ Project Name] [Project City, State] 6

[Project Name, City, State] Mary Ellen McCormack Redevelopment Aerial View Building A [Name] – [##] affordable units $[##] Total Development Cost: $[##] HIT Investment: [##] Hours of Union Construction Work: 7

Mary Ellen McCormack Redevelopment Aerial View Phase II [Name] – [##] affordable units $[##] Total Development Cost: $[##] HIT Investment: [##] Hours of Union Construction Work: Phase I [Project Name, City, State] 8

0 10 20 30 40 50 60 70 80 90 2001 2019 2024 2001 2019 2024 2001 2019 2024 2001 2019 2024 2001 2019 2024 Household Income Severely Cost Burdened Moderately Cost Burdened All Renter Households $75,000 and Over $45,000 – 74,999 $30,000 – 44,999 Under $30,000 Notes: Household incomes are adjusted for inflation using the CPI - U for All Items. Moderately (severely) cost - burdened households spend more than 30% (more than 50%) of income on rent and utilities. Households with zero or negative income are assumed to have severe burdens, while households that are not required to pay rent are assumed to be unburdened. Source: JCHS tabulations of US Census Bureau, American Community Survey 1 - Year Estimates. HIT Addresses the U.S. Housing Affordability Crisis Share of Renter Households with Cost Burdens (Percent) Nearly 50% of US renters spend more than 30% of income on rent, 26% spend more than 50% Since inception: of HIT - funded housing projects include an affordability component 92% affordable housing units built nationwide 88k+ As of March 31, 2026: (Portfolio holdings are subject to change) of HIT - funded housing projects under construction include an affordability component 77% affordable housing units under construction 3k+ 9

HIT Strategy Overview HIT finances projects primarily through guaranteed securities HIT investments provide competitive returns Construction projects generate family - supporting union jobs, hours of work and benefits Pension Plan invests in HIT Union workers contribute to pension funds Objectives Strategy Core Competency x Generate competitive risk - adjusted total returns versus its benchmark – primary objective x Create work for union members in the construction trades and related industries x Support housing construction including affordable and workforce x Specialize in directly sourced multifamily mortgage - backed securities (MBS) that create jobs and housing (including affordable) x Offer diversification to investors and invests in highly liquid securities x Construct and manage a portfolio with: » superior credit quality » higher yield » similar interest rate risk relative to its benchmark 10

HIT Performance Relative to Benchmark



Total Returns vs. Benchmark
As of March 31, 2026
HIT Gross
HIT Net
Bloomberg Aggregate^
5.09%
4.76%
4.35%
4.35%
4.02%
3.63%
0.59%
0.26%
0.31%
1.87%
1.52%
1.70%
1-year
3-year
5-year
10-year

The performance data quoted represents past performance and is no guarantee of future results. Periods over one year are annualized. Investment results and principal value will fluctuate so that units in the HIT, when redeemed, may be worth more or less than the original cost. The HIT's current performance data may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available from the HIT's website at www.aflcio-hit.com. Gross performance figures do not reflect the deduction of HIT expenses. Net performance figures reflect the deduction of HIT expenses and are the performance returns that HIT's investors obtain. Information about HIT expenses can be found on page 1 of the HIT's current prospectus.

^ Source: Bloomberg Index Services Limited

AFL-CIO HOUSING INVESTMENT TRUST
11

HIT Portfolio Statistics The graphs below show the investment makeup of HIT on 3/31/26. Portfolio holdings are subject to change.* 36.5% 55.6% 3.7% 0.3% 3.9% Credit Quality Not Rated (Direct Loans) Cash & Cash Equivalents State / Local Government (AAA/AA) Agency (including FNMA & Freddie Mac) US Government (including Treasury, FHA & GNMA) 96% AA or Better 68.3% 12.0% 12.5% 6.9% 0.3% Sector Allocation^ Short Term U.S. Treasury SF MBS * Based on total investments and includes unfunded commitments but does not include U.S. Treasury futures contracts. ^ Includes 6.8% in floating rate investments. Multifamily Permanent MBS Multifamily Construction Investments 80 % Multifamily 12

As of March 31, 2026 Relative Value – Fundamentals vs. Benchmark AA Index^ Bloomberg Agg^ HIT AA Index^ Bloomberg Agg^ HIT Similar Interest Rate Risk Higher Credit Quality 5.69 5.92 5.93 Effective Duration 100% 77.0% 96.1% AA or Better 0.36 0.23 0.20 Convexity 0% 23.0% 3.9% A & Below/Not Rated Similar Prepayment Risk Higher Yield 68% 76% 77% Prepayment Protection 3.68% 3.98% 4.16% Current Yield 32% 24% 23% No Prepayment Protection 4.39% 4.57% 4.82% Yield to Worst 0.11% 0.29% 0.60% Option Adjusted Spread AA Index represents the AA Component of the Bloomberg US Aggregate Bond Index The calculation of the HIT yield herein represents a widely accepted portfolio characteristic based on coupon rate and current price and is not current yield or other performance data as defined by the SEC in Rule 482 . ^ Source : Bloomberg Index Services Limited 13

* See slide 13 for more detail on current portfolio yield performance . ** Includes projects receiving NMTC allocations by HIT subsidiary Building America CDE, Inc . Job and economic impacts provided are estimates calculated using IMPLAN, an input - output model based on HIT and HIT subsidiary Building America CDE, Inc . project data . Building America CDE, Inc . is a portfolio investment of the HIT but, unless otherwise noted, its underlying projects are not held in the HIT’s portfolio . Data current as of March 31 , 2026 . HIT's net performance for the 1 - , 3 - , 5 - , and 10 - year periods ended March 31 , 2026 was 4 . 76% , 4 . 02% , 0 . 26% , and 1 . 52% , r espectively . The performance data quoted represents past performance and is no guarantee of future results . Investment results and principal value will fluctuate so that units in the HIT, when redeemed, may be worth more or less than the original cost . The HIT’s current performance data may be lower or higher than the performance data quoted . Performance data current to the most recent month - end is available from the HIT’s website at www . aflcio - hit . com/investors/ . Gross performance figures do not reflect the deduction of HIT expenses . Net performance figures reflect the deduction of HIT expenses and are the performance returns that HIT’s investors obtain . Information about HIT expenses can be found on page 1 of the HIT’s current prospectus . ^ Source : Bloomberg Index Services Limited Higher yield - Portfolio yield of 4.8 2 % is attractive * - Yield advantage of 25 bps relative to the Bloomberg Aggregate^ Superior credit quality vs. the Bloomberg Aggregate - 96. 1 % AA or better, including government/agency insured, relative to the benchmark’s 7 7% - Provides diversification from corporate credit within fixed income Addressing the lack of housing, generating job opportunities - 38 projects under construction at quarter - end:** - Creating or preserving 5, 439 units of housing ( 54 % of housing projects have affordable units) - Generating an estimated 23. 0 million hours of union construction work Why HIT ? 14

1227 25 th Street, NW, Suite 500 Washington, DC 20037 (202) 331 - 8055 www.aflcio - hit.com AFL - CIO Housing Investment Trust Investors should consider the HIT’s investment objectives, risks and expenses carefully before investing . Investors may view the HIT’s current prospectus, which contains more complete information, on its website at www . aflcio - hit . com and may obtain a copy from the HIT by calling the Marketing and Investor Relations Department collect at 202 - 331 - 8055 . Investors should read the current prospectus carefully before investing . This document contains forecasts, estimates, opinions, and/or other information that is subjective . Statements concerning economic, financial, or market trends are based on current conditions, which will fluctuate . There is no guarantee that such statements will be applicable under all market conditions, especially during periods of downturn . It should not be considered as investment advice or as a recommendation of any kind . ^ Bloomberg Index Services Limited . BLOOMBERG® is a trademark and service mark of Bloomberg Finance L . P . and its affiliates (collectively “Bloomberg”) . Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices . Bloomberg does not approve or endorse this material or guarantee the accuracy or completeness of any information herein, nor does Bloomberg make any warranty, express or implied, as to the results to be obtained therefrom, and, to the maximum extent allowed by law, Bloomberg shall not have any liability or responsibility for injury or damages arising in connection therewith .